Contingencies and restrictions	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liability [Abstract]
Disclosure of contingent liabilities [text block]
Note 19 Contingencies and restrictions

In accordance with note 18.1, the Company has only registered a provision for those lawsuits in which there is a probability that the judgments will be unfavorable to the Company. The Company is party to the following lawsuits and other relevant legal actions:

19.1	Lawsuits and other relevant events

1.	Plaintiff	:	Nancy Erika Urra Muñoz.
	Defendants	:	Fresia Flores Zamorano, Duratec-Vinilit S.A. and the Company and their Insurers.
	Date	:	December 2008.
	Court	:	1st Civil Court of Santiago.
	Reason	:	Labor Accident.
	Status	:	Judgment favorable for the Company. Appeal filed by the plaintiff.
	Nominal value	:	ThUS$550.

2.	Plaintiff	:	City of Pomona, California USA.
	Defendant	:	SQM North America Corporation.
	Date	:	December 2010.
	Court	:	United States District Court Central District of California.
	Reason	:
Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.

	Status	:	On August 7, 2017, the Unites States Court of Appeals for the Ninth Circuit ordered the beginning of a new trial.
	Nominal value	:	ThUS$32,000.

3.	Plaintiff	:	City of Lindsay, California USA.
	Defendant	:	SQM North America Corporation and the Company (still not noticed)
	Date	:	December 2010.
	Court	:	United States District Court Eastern District of California.
	Reason	:
Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.

	Status	:	Filing of the case. Processing suspended.
	Nominal value	:	Not possible to determine.

4.	Plaintiff	:	H&;V Van Mele N.V.
	Defendant	:	SQM Europe N.V. and its insurance companies.
	Date	:	July 2013.
	Court	:	Commercial Court of Dendermonde.
	Reason	:	Alleged indirect responsibility for the absence of adequate specifications for the SOP–WS by the Belgian distributor.
	Status	:	Judgment stage.
	Nominal value	:	ThUS$430.

5.	Plaintiff	:	Carlos Aravena Carrizo et al.
	Defendant	:	SQM Nitratos S.A. and its insurers.
	Date	:	May 2014.
	Court	:	18th Civil Court of Santiago.
	Reason	:	Lawsuit seeking compensation for damages for alleged civil liability under tort as a result of an explosion that occurred during 2010 near Baquedano, causing the death of 6 employees.
	Status	:	Evidence.
	Nominal value	:	ThUS$1,235.

6.	Plaintiff	:	Corporación de Fomento de la Producción (“Corfo”).
	Defendant	:	SQM Salar S.A. (“SQM Salar”); SQM Potasio S.A. and the Company
	Date	:	May 2014.
	Court	:	Arbitration court. Arbitrator Mr. Héctor Humeres
	Reason	:
(a) Lease Contract (“the “Lease”) early termination action filed on November 12, 1993 by Corfo for (i) alleged failure to fully pay the quarterly lease payments associated with certain products during 2009-2013; and (ii) alleged absence of boundary demarcation of mining properties seeking compensation for damages for other related contracts among other matters involving compensation for damages. (b) Request filed by Corfo for early Project Contract termination associated with the contract entered into on November 12, 1993 and other related contracts, among other matters involving compensation for damages; and (c) Request filed by SQM Salar and the Company to state whether lease payments made by SQM Salar under the Lease comply with the agreement entered into by the parties and whether the rent formula applied has been useful for Corfo.

	Status	:	Evidence stage.
	Nominal value	:	Not determined.

7.	Plaintiff	:	Evt Consulting SpA.
	Defendant	:	SQM Nitratos S.A.
	Date	:	October 2014.
	Court	:	23th Civil Court of Santiago.
	Reason	:	Lawsuit seeking compensation for damages related to the termination of the purchase and sale agreement for metallic structures.
	Status	:	On November 13, 2017, the Santiago Appeals Court sentenced SQM Nitratos S.A. to pay US$304,620. The filing of appeals is pending.

8.	Plaintiff	:	SQM Salar and the Company.
	Defendant	:	Seguros Generales Suramericana S.A. (formerly - RSA Seguros Chile S.A.)
	Date	:	August 29, 2016
	Court	:	Arbitration Court – Arbitrator Mr. Gonzalo Fernández.
	Reason	:	Complaint for forced compliance and collection of indemnification for insurance claim of February 7 and 8, 2013.
	Status	:	Evidence stage
	Nominal value	:	THUS$20,658.

9.	Plaintiff	:	Tyne and Wear Pension Fund as represented by the Council of the Borough of South Tyneside acting as Lead Plaintiff.
	Defendant	:	The Company
	Date	:	January 2016.
	Court	:	United States District Court – Southern District of New York.
	Reason	:	Alleged damage to ADS holders of the Company resulting from alleged noncompliance with the securities regulations in the United States by the Company.
	Status	:	Initial stage of disclosure of background information.
	Nominal value	:	Not determined.

10.	Plaintiff	:	Ernesto Saldaña González et al.
	Defendant	:	SQM Salar S.A., SQM Industrial S.A. (“SQM Industrial”) and their insurance companies
	Date	:	May 2016.
	Court	:	13 th Civil Court of Santiago.
	Reason	:	Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from the accident that occurred in July 2014 in the María Elena location.
	Status	:	Evidence stage
	Nominal value	:	ThUS$515.

11.	Plaintiff	:	María Yolanda Achiardi Tapia et al.
	Defendant	:	SQM Salar and its insurance companies and other 5 defendants
	Date	:	February 2015.
	Court	:	1 st Civil Court of Antofagasta.
	Reason	:	Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from a traffic accident that occurred in April 2011 in the city of Antofagasta.
	Status	:	Lawsuit pending notice to one of the defendants.
	Nominal value	:	ThUS$1,265.

12.	Plaintiff	:	The Company
	Defendants	:	AES Gener S.A. and Empresa Eléctrica Cochrane SpA.
	Date	:	May 11, 2017
	Court	:	Arbitration award in accordance with the arbitration rules established by the Center for Arbitration and Mediation of the Santiago Chamber of Commerce.
	Reason	:	Request for the interpretation of an electricity supply agreement alleging the right by the plaintiff to receive a collection in conformity with such agreement.
	Instance	:	Conciliation stage
	Nominal value	:	Not determined

13.	Plaintiff	:	AES Gener S.A. and Empresa Eléctrica Cochrane SpA.
	Defendant	:	The Company
	Date	:	May 2017
	Court	:	Arbitration award in accordance with the Arbitration Rules established by the Center for Arbitration and Mediation of the Santiago Chamber of Commerce
	Reason	:	Discrepancy with respect to the amount of an alleged right by the plaintiff to receive a collection in conformity with the agreement entered into by the parties.
	Instance	:	Deliberation stage
	Nominal value	:	Not determined

14.	Plaintiffs	:	Araya Oses, Antonio et al.
	Defendants	:	Transportes Buen Destino S.A. and SQM Salar.
	Date	:	February 17, 2017
	Court	:	1 st Civil Court of Santiago
	Reason	:	Lawsuit for several or subsidiary liability for unfair dismissal, seeking the voidance of the dismissal and collection of labor benefits.
	Instance	:	An appeal seeking voidance of the first instance judgment is pending.
	Nominal value	:	ThUS$235.

15.	Plaintiffs	:	Employee Union No. 2 of SQN Nitratos Nueva Victoria.
	Defendant	:	SQM Nitratos S.A.
	Date	:	November 23, 2016.
	Court	:	Labor Court of Iquique.
	Reason	:	Lawsuit alleging differences in the calculation of the bonus payable under the Collective Bargaining Agreement.
	Instance	:	At the evidence stage
	Nominal value	:	ThUS$385

16.	Plaintiff	:	TBD
	Reason	:	Voluntary Winding up Statement (Law No. 20.720)
	Court	:	Civil Court of Colina
	Instance	:
On January 4, 2017 the voluntary winding up process began. On March 8, 2017, SQM Industrial verified credits in ordinary period associated with the sale of fuel of Ch$217,193,666 with express reserve as to the legal compensation applicable.

	Nominal value	:	Ch$217,193,666

17.	Plaintiffs	:	TBD
	Defendant	:	SQM Salar.
	Date	:	None
	Court	:	Arbitration Court Arbitrator Mr. Jaime Martínez Tejeda.
	Reason	:	Discrepancies generated in the performance of the (i) lithium brine transportation agreement; and (ii) salt transportation agreement entered into between TBD and SQM Salar.
	Instance	:	The case has not been presented yet.
	Nominal value	:	Not determined

18.	Plaintiffs	:	Castillo, Hernán et al.
	Defendants	:	Servicios Integrales de Tránsitos y Transferencias S.A. and SQM Industrial S.A.
	Date	:	September 15, 2017.
	Court	:	1st Labor Court of Santiago.
	Reason	:	Lawsuit to assert labor rights, seeking collection of wages owed and other amounts.
	Instance	:	Preparatory hearing pending.
	Nominal value	:	ThUS$1,940

19.	Plaintiffs	:	Vargas Guerra, Vicente Ignacio.
	Defendants	:	SQM Nitratos S.A.
	Date	:	January 17, 2018.
	Court	:	1st Labor Court of Santiago.
	Reason	:	Lawsuit for damages related to pain and suffering and lost earnings resulting from occupational illness.
	Instance	:	Preparatory hearing pending.
	Nominal value	:	ThUS$256.

20.	Plaintiffs	:	Acosta Tapia, Eloisa del Tránsito and others as successors and assigns of Araya Castillo, Raimundo del Rosario.
	Defendants	:	SQM Salar S.A.
	Date	:	January 19, 2018.
	Court	:	2nd Labor Court of Santiago.
	Reason	:	Lawsuit for damages for pain and suffering as a result of occupational illness.
	Instance	:	Preparatory hearing pending.
	Nominal value	:	ThUS$472

21.	Plaintiffs	:	Roa Maluenda, Rosa del Carmen as successor and assign of Sánchez Gamboa, Gerónimo Iván.
	Defendants	:	SQM S.A., SQM Nitratos S.A. and SQM Industrial S.A.
	Date	:	January 23, 2018.
	Court	:	1st Labor Court of Santiago.
	Reason	:	Lawsuit for damages for pain and suffering as a result of occupational illness.
	Instance	:	Preparatory hearing pending.
	Nominal value	:	ThUS$472

The Company and its subsidiaries have been involved and will probably continue to be involved either as plaintiffs or defendants in certain judicial proceedings that have been and will be heard by the arbitration or ordinary courts of justice that will make the final decision. Those proceedings that are regulated by the appropriate legal regulations are intended to exercise or oppose certain actions or exceptions related to certain mining claims either granted or to be granted and that do not or will not affect in an essential manner the development of the Company and its subsidiaries.
Soquimich Comercial S.A. has been involved and will probably continue being involved either as plaintiff or defendant in certain judicial proceedings through which it intends to collect and receive the amounts owed, the total nominal value of which is approximately US$
1.2
million.

The Company has made efforts and continues making efforts to obtain payment of certain amounts that are still owed it on occasion of their activities. Such amounts will continue to be required using judicial or non-judicial means by the plaintiffs, and the actions and exercise related to these are currently in full force and effect.

The Company and its subsidiaries have received no legal notice on lawsuits other than those indicated above, which exceed US$0,2 million.

19.2	Restrictions to management or financial limits

Contracts subscribed the issuance of bonuses in the local and international market require the Company to comply with the following level of consolidated financial indicators, calculated for a moving period that considers the last twelve months:

-	To maintain a Total Indebtedness Ratio not higher than 1.2 times at its strictest level. The total Indebtedness level is defined as the Total Liabilities divided by Total Equity.

As of December 31, 2017, the aforementioned financial indicators are as follows:

Indicator	12/31/2017	12/31/2016
Equity ThUS$	2,247,468	2,307,272
Net Financial Debt/ EBITDA	0.27	0.58
Indebtedness	0.91	0.83
SQM Industrial and SQM Salar debt / Current assets	0.03	0.02

Bond issue agreements issued abroad require the Company to neither merge or dispose of the whole or a substantial part of its assets, unless all the following conditions are met: (i) the legal successor company is an entity subject to either Chilean or United States law, and assumes SQM S.A.’s obligations under a complimentary contract, (ii) the Issuer does not fail to comply immediately after the merger or disposal, and (iii) the Issuer delivers a legal opinion stating that the merger or disposal and the complimentary contract meet the requirements described in the original contract.

In addition, SQM S.A. is committed to disclosing financial information on quarterly basis.

The Company and its subsidiaries have complied and are fully complying with all the aforementioned limitations, restrictions and obligations.

19.3	Environmental contingencies

On June 6, 2016, the Superintendence of the Environment (the “SMA”) filed charges against the Company with respect to the Pampa Hermosa project for possible noncompliance with RCA 890/2010.

This relates to charges regarding certain variables in the follow-up plan and through the implementation of a mitigation measure contemplated in the related environmental impact assessment. The Company submitted a Compliance Program to the SMA for its approval. This program details the actions and commitments that the Company will perform to overcome the objections filed by the environmental authority. On June 29, 2017, the SMA rejected the Compliance Program submitted by the Company. On July 10, the Company presented the defense against the charges filed by the SMA. On December 13, 2017, the First Environmental Court of Antofagasta ordered the temporary and partial closure of the water extraction wells located in the Salar de Llamara. These wells allow the Company to extract around
124
liters/second of water, which is approximately
15
% of the water used in Chile’s First Region.

Through a ruling dated November 28, 2016, which was modified by a ruling dated December 23, 2016, the SMA filed charges against SQM Salar for extracting brine in excess of authorized amounts, progressively impacting the vitality of algarrobo trees, delivering incomplete information, modifying variables and other matters.

SQM Salar has presented a compliance program detailing the actions and commitments it will carry out to address the SMA's objections. The SMA is reviewing the compliance program.

19.4   Tax contingency

During 2015, the Company, SQM Salar and SQM Industrial submitted to the Chilean IRS four tax amendments (two by the Company, one by SQM Salar and one by SQM Industrial).

The first two (one for SQM and one for SQM Salar), after being approved by the SII, generated payments for taxes, interests and other charges for US$
8.1
million. A provision for such amount was made in the profit or loss for the first quarter of 2015.

Additionally, during August 2015, the Chilean IRS was provided, for its review and approval, with the documentation necessary for amending the annual tax returns of the Company and SQM Industrial. As a result of such amendments, the Company paid an approximate sum of US$
1.4
million for taxes, interests and other charges. This amount was recorded in a provision in the profit or loss for the second quarter of 2015.

Finally, during 2016, the last 12 invoices were amended with a payment of approximately US$
50,000
.

Accordingly, the SQM Group understands the internal analysis they have been performing has ended, the purpose of which was the identification of the expenses incurred by them during the fiscal years 2008 to 2014 and which could be a matter of tax amendment.

Because of the aforementioned amendments, the Company, SQM Salar and SQM Industrial might be affected by additional penalties established in the first subparagraph, No. 4 of Article 97 of the Tax Code, for an amount ranging between 50% and 300% of the taxes paid. The Company has not considered it necessary to make any provisions related to this possible additional penalty.

On August 26, 2016, SQM Salar filed with the Third Tax and Customs Court of the Metropolitan Region a tax claim against tax assessments Nos. 169, 170, 171 and 172, which seek to expand the application of the specific tax on mining activities for the exploitation of lithium. The amount involved is approximately ThUS$
17,809
. This claim is at the deliberation stage.

On March 24, 2017, SQM Salar filed with the Third Tax and Customs Court of the Metropolitan Region a tax claim against tax assessment No. 207 of 2016 and ruling No. 156 of 2016, both issued by the Chilean IRS, which seek to expand application of the specific tax on mining activities to include lithium exploitation for tax years 2015 and 2016. The amount involved is approximately US$
14.4
million. This claim is at the deliberation stage.

The aforementioned amounts are classified as current tax assets, non-current as of December 31, 2017.

Of the US$
32.2
million under dispute, approximately US$
25,2
million correspond to the potential specific tax on mining activities related to lithium and US$
7.0
million correspond to an excess charge levied by the Chilean IRS.

The Chilean IRS has not issued an assessment claiming differences in the specific tax on mining activities filed for the years 2016 and 2017. As of the date of these financial statements, SQM has not made any provisions for these possible differences.

If the Chilean IRS uses criteria similar to that used in previous years, it may issue an assessment in the future for the 2016 and 2017 financial years. It is reasonable to expect that should these assessments (for the years 2016 and 2017) be issued, the value would be approximately US$
30
million (without considering potential interest and fines).

19.5   Restricted or pledged cash

The subsidiary Isapre Norte Grande Ltda., in compliance with the provisions established by the Chilean Superintendence of Healthcare, which regulates the running of pension-related health institutions, maintains a guarantee in financial instruments delivered in deposits, custody and administration to Banco de Chile.

This guarantee, according to the regulations issued by the Chilean Superintendence of Healthcare is equivalent to the total sum owed to its members and medical providers. Banco de Chile reports the present value of the guarantee to the Chilean Superintendence of Healthcare and Isapre Norte Grande Ltda. on a daily basis. As of December 31, 2017, the guarantee amounts to ThUS$
771
.

19.6   Securities obtained from third parties

The main security received (exceeding ThUS$100) from third parties to guarantee Soquimich Comercial S.A.’s compliance with obligations in contracts of commercial mandates for the distribution and sale of fertilizers amounted to ThUS$12,103 and ThUS$7,386 on December 31, 2017 and December 31, 2016 respectively; which is detailed as follows:

Grantor	Relationship	12/31/2017	12/31/2016
		ThUS$	ThUS$

Ferosor Agrícola S.A.	Unrelated third party	4,067	-
Tattersall Agroinsumos S.A.	Unrelated third party	2,000	2,000
Contador Frutos S.A.	Unrelated third party	1,743	1,574
Agrícola Lobert Ltda.	Unrelated third party	1,264	1,141
Covepa SPA	Unrelated third party	813	747
Johannes Epple Davanzo	Unrelated third party	363	333
Hortofrutícola La Serena	Unrelated third party	323	291
Juan Luis Gaete Chesta	Unrelated third party	262	241
Arena Fertilizantes y Semillas	Unrelated third party	244	224
Vicente Oyarce Castro	Unrelated third party	244	220
Soc. Agrocom. Julio Polanco	Unrelated third party	163	149
Bernardo Guzmán Schmidt	Unrelated third party	138	125
Gilberto Rivas Y Cia. Ltda.	Unrelated third party	138	125
Lemp Martin Julian	Unrelated third party	124	111
Comercial Agrosal Ltda.	Unrelated third party	116	105
Soc. Comercial el Mimbral	Unrelated third party	101	-
Total		12,103	7,386

19.7       Indirect guarantees

Guarantees in which there is no pending balance indirectly reflect that the respective guarantees are in force, have been approved by the Company’s Board of Directors and have not been used by the respective subsidiary.

The bonds which disclose a balance as of December 31, 2017 and December 31, 2016 are detailed below:

Creditor of the guarantee	Debtor		Type of guarantee	Balances as of the closing date of the financial statements
	Name	Relationship		12/31/2017 ThUS$	12/31/2016 ThUS$
Australian and New Zealand Bank	SQM North America Corp	Subsidiary	Bond	-	-
Australian and New Zealand Bank	SQM Europe N.V.	Subsidiary	Bond	-	-
Generale Bank	SQM North America Corp	Subsidiary	Bond	-	-
Generale Bank	SQM Europe N.V.	Subsidiary	Bond	-	-
Kredietbank	SQM North America Corp	Subsidiary	Bond	-	-
Kredietbank	SQM Europe N.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM Europe N.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM North America Corp	Subsidiary	Bond	-	-
Banks and financial institutions	Nitratos Naturais do Chile Ltda.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM México S.A. de C.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM Brasil Ltda.	Subsidiary	Bond	-	-
“BNP”	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Sociedad Nacional de Mineria A.G.	SQM Potasio S.A.	Subsidiary	Bond	-	-
Scotiabank &; Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
Scotiabank &; Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
Bank of America	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
Export Development Canada	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
JP Morgan Chase Bank	SQM Industrial S.A.	Subsidiary	Bond	-	-
The Bank of Nova Scotia	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-

Creditor of the guarantee	Debtor		Type of guarantee	Pending balances as of the closing date of the financial statements
	Name	Relationship		12/31/2017 ThUS$	12/31/2016 ThUS$
Credit Suisse International	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Morgan Stanley Capital Services	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd.	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
HSBC	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Deutsche Bank AG	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-